ALLIANCE GLOBAL STRATEGIC INCOME TRUST
500 PLAZA DRIVE, SECAUCUS, NJ 07094, (201) 319-4000



SEMI-ANNUAL REPORT
APRIL 30, 1998
(UNAUDITED)



LETTER TO SHAREHOLDERS                   ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

June 26, 1998

Dear Shareholder:

We are pleased to report to you on our strategy, performance and outlook of the Alliance Global Strategic Income Trust, for the semi-annual reporting period ended April 30, 1998. The Fund is designed for investors who seek high current income and capital appreciation. To achieve this objective, the Fund invests in a wide variety of fixed income markets including U.S. government, agency and corporate securities, U.S. dollar-denominated government bonds of emerging countries, and non-U.S. dollar denominated bonds of developed and emerging markets, that we expect to benefit from improving economic and credit fundamentals.

MARKET OVERVIEW
Over the six-month period under review, the U.S. economy continued its healthy expansion, coupled with low inflation; this in spite of economic turmoil in East Asia. Fueled by strong domestic demand, first quarter Gross Domestic Product (GDP) growth, a standard measure of economic growth, grew 4.8%, an increase from the fourth quarter of 1997. In addition, the Consumer Price Index
(CPI), a measure of inflation, recorded a 10 year low 1.4% increase over the 12 months ended in April, despite the tightest labor market in 28 years. Helped by strong economic fundamentals and uncertainty overseas, the U.S. dollar continued to strengthen against the major currencies.

Through December of 1997, the U.S. bond market continued to climb as investors, concerned about events in the emerging markets, sought the safety of U.S. Treasuries. When overseas markets stabilized in January and investor focus shifted to short-term expectations of U.S. monetary policy, the market began trading within a 30 basis point range until the end of the period. Over the entire period, two year Treasury yields decreased slightly from 5.61% to 5.57% and 30-year yields decreased from 6.15% to 5.95%. Sighting low inflation and slowing demand from Asia, the Federal Reserve left interest rates unchanged.

In most developed countries outside of the U.S., growth remained positive while inflation declined. European bond markets outperformed all other regions of the world including the U.S., on a hedged basis. Modestly improving growth prospects were offset by benign inflation as 11 countries, including Spain and Italy, were formally recommended for membership in the European Monetary Union. East Asian bond markets were the worst performing over the period. In Japan, the already precarious economic recovery was further jeopardized by deepening economic and financial turmoil in the region. In Australia, economic growth remained strong but weak consumer surveys, falling commodity prices, and the government's announcement that it will repurchase more of its debt, moved bond prices higher.

Emerging market debt prices improved substantially during the first quarter of 1998 from the low levels reached late in 1997. As Korea's situation became better defined, and their short-term debt was successfully rolled over, investors moved back into the sector, reducing the risk premium back to spring 1997 levels. Countries such as Russia and Brazil, that had been particularly hard hit last year, were the strongest performers, benefiting from improvement in both general investor sentiment and their specific economic fundamentals.

Despite the temporary sell-off caused by the events in East Asia, emerging market debt remained the best performing bond market sector over the period, followed by high yield and fully hedged non-U.S. dollar denominated sovereign debt. With interest rates trading in a relatively narrow range for much of the period, investors aggressively pursued yield opportunities.

INVESTMENT STRATEGY
Over the period under review, we underweighted the U.S. bond market in order to pursue higher yielding securities in foreign markets. Within the high yield sector we closely followed the European telecommunications industry, which benefited from recent deregulation. Within the non-U.S. dollar sector we were overweighted in Italy and Spain, two European Monetary Union countries whose debt has been gaining in value as they approach European currency union. However, we recently sold our Spanish holdings after concluding that they had reached their full price potential. Additionally, we invested in Swedish and Australian government bonds. Both of these countries export heavily to Asia and their economies are expected to slow as Asian growth slows, thus driving up the value of their debt.


1


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

INVESTMENT PERFORMANCE
The following table shows how your Fund performed over the past six and 12-month periods. For comparison, we have included the Lehman Brothers Aggregate Bond Index, a standard measure of the performance of a basket of unmanaged debt securities, and the Lipper Average of Multi-Sector Income Funds, which reflects the average performance a group of funds with similar investment objectives.

Over the six-month period under review, the Fund outperformed its benchmark and its peers as a result of underweighting the U.S. market, which underperformed relative to other markets. In addition, overweighting Italy and Spain helped your Fund's performance. Italy and Spain were the top performing markets among European Union countries. As European monetary union approaches, Italy and Spain have been benefiting from a decrease in their credit risk. Furthermore, your Fund's emerging market allocation enhanced performance over the period. Specifically, holdings in Argentina, Brazil and Russia appreciated significantly as investors returned to the sector.


INVESTMENT RESULTS*
Periods Ended April 30, 1998
                                 TOTAL RETURNS
                             6 MONTHS       12 MONTHS
                             --------       ---------
ALLIANCE GLOBAL STRATEGIC
  INCOME TRUST
  Class A                        7.88%         16.73%
  Class B                        7.55%         16.03%
  Class C                        7.55%         16.03%

LIPPER MULTI-SECTOR INCOME
  FUNDS AVERAGE                  4.55%         11.39%

LEHMAN BROTHERS AGGREGATE
  BOND INDEX                     3.59%         10.91%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1998. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED LEHMAN BROTHERS AGGREGATE BOND INDEX IS COMPOSED OF THE MORTGAGE-BACKED SECURITIES INDEX, THE ASSET-BACKED SECURITIES INDEX AND THE GOVERNMENT/CORPORATE BOND INDEX. THE UNMANAGED LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 89 FUNDS FOR THE SIX-MONTH PERIOD AND 82 FUNDS FOR THE 12-MONTH PERIOD ENDED APRIL 30, 1998. THE AVERAGE HAS GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


As of April 30, 1998, the Fund's total investments based on issuing country were distributed as follows:

PORTFOLIO DISTRIBUTION BY COUNTRY

UNITED STATES 31.3%
SWEDEN 9.4%
GERMANY 8.5%
UNITED KINGDOM 6.1%
ARGENTINA 6.1%
ITALY 6.1%
MEXICO 5.0%
DENMARK 3.8%
AUSTRALIA 3.2%
RUSSIA 3.1%
BRAZIL 2.5%
OTHER 14.9%


ECONOMIC OUTLOOK
We anticipate global growth will be slower, and inflation pressures will continue to be muted, as Asia exports cheaper goods to the world and imports less from abroad. With global inflation under control and global growth at risk, we expect monetary policy to remain substantially unchanged for most of 1998 in the U.S., Germany and Japan. In the U.S., growth is expected to slow throughout the second quarter and perhaps into the third. U.S. interest rates will remain in their recent trading range, with the 30 year Treasury yield centered around 6.0%.


2


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

European growth is expected to increase over 1997 levels in most countries, reaching 2.5% to 3.0%, despite the drag on growth resulting from weakness in Asia. In Japan, policy inaction and the economic consequences of Asia's slowdown are damaging investor confidence and further weakening Japan's growth prospects; Japan's GDP is expected to be negative in 1998. There are concerns that a deflationary cycle could take hold in Japan. Japanese investors will focus on the effect of the latest stimulus package on consumers and on the need for structural reforms to encourage efficient capital flows.

Emerging market debt price volatility remains quite high, as renewed turmoil in Asia has heightened investor concern about all higher yielding asset classes. However, we remain positive in our view on Latin America. Although tougher competition and falling demand from Asia will slow Latin American economies, we still anticipate healthy growth in the region. In particular, we favor Mexico. In Eastern Europe, we continue to view Poland positively because it continues to have strong economic fundamentals and remains committed to economic reform. Also, Poland will likely be the first Eastern European country to join the European Union.

Thank you for your continued interest and investment in Alliance Global Strategic Income Trust. We look forward to reporting to you again on market activity and the Fund's investment results in coming periods.

Sincerely,


John D. Carifa
Chairman


Douglas Peebles
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES        ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

Alliance Global Strategic Income Trust seeks to provide high current monthly income and, secondarily, capital appreciation. The Trust invests in a wide variety of fixed income markets including U.S. government and agency securities, U.S. corporate securities, U.S. dollar-denominated government bonds of emerging countries and non-U.S. dollar-denominated bonds of developed and emerging markets.


INVESTMENT RESULTS

TOTAL RETURNS AS OF APRIL 30, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      16.73%         11.79%
Since Inception*              18.42%         16.23%
SEC Yield**                    5.33%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      16.03%         13.03%
Since Inception*              18.60%         18.21%
SEC Yield**                    4.85%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      16.03%         15.03%
Since Inception*              18.60%         18.60%
SEC Yield**                    4.85%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1998)
                             CLASS A        CLASS B        CLASS C
                            ---------------------------------------
1 Year                        13.58%         14.95%         16.95%
Since Inception               16.71%         18.85%         19.26%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 1/9/96, Class A; 3/21/96, Class B and C.

**   Yields are for the 30 day period ended April 30, 1998.


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)               ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________


                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)      U.S. $ VALUE
--------------------------------------------------------------------------

ARGENTINA-5.9%
CORPORATE DEBT OBLIGATION-1.4%
Perez Companc, SA
  8.13%, 7/15/07 (a)(b)                       US$   1,000      $   970,499

GOVERNMENT OBLIGATIONS-4.5%
Republic of Argentina
  11.375%, 1/30/17                            US$   1,000        1,106,250
Republic of Argentina
  Pensioner-Bocon
  Series 1 FRN
  3.24%, 4/01/07 (b)                          ARS   2,529        1,871,662
                                                                 2,977,912
Total Argentinian Securities
  (cost $4,062,660)                                              3,948,411

AUSTRALIA-3.1%
CORPORATE DEBT OBLIGATION-1.1%
Glencore Nickel
  9.00%,12/01/14 (a)                          US$     750          740,625

GOVERNMENT OBLIGATIONS-2.0%
Republic of Australia
  7.50%, 9/15/09                              AU$   1,000          738,999
  9.50%, 8/15/03                                      750          577,975
                                                                 1,316,974

Total Australian Securities
  (cost $2,079,607)                                              2,057,599

BRAZIL-2.5%
CORPORATE DEBT OBLIGATION-0.7%
Trikem, SA
  10.63%, 7/24/07 (a)(b)                      US$     500          466,250

GOVERNMENT OBLIGATION-1.8%
Republic of Brazil
  10.13%, 5/15/27                                   1,200        1,170,000

Total Brazilian Securities
(cost $1,634,009)                                                1,636,250

CHINA-0.8%
CORPORATE DEBT OBLIGATION-0.8%
Cathay International Ltd.
  13.00%, 4/15/08 (a)
  (cost $500,000)                             US$     500          502,500

COLOMBIA-1.8%
GOVERNMENT OBLIGATION-1.8%
Republic of Colombia
  8.63%, 4/01/08
  (cost $1,209,888)                           US$   1,200        1,200,000

DENMARK-3.7%
GOVERNMENT OBLIGATION-3.7%
Kingdom of Denmark
  7.00%, 11/15/07 (b)
  (cost $2,445,808)                           DKK  15,000        2,473,911

DOMINICAN REPUBLIC-1.5%
CORPORATE DEBT OBLIGATION-1.5%
Tricom, SA
  11.38%, 9/01/04 (a)
  (cost $1,040,000)                           US$   1,000        1,032,500

ECUADOR-1.6%
CORPORATE DEBT OBLIGATION-1.6%
Conecel Holdings, Ltd.
  14.00%, 10/01/00 (a)
  (cost $1,065,000)                           US$   1,000        1,085,000

GERMANY-8.2%
CORPORATE DEBT OBLIGATION-1.9%
Central Euro Media
  8.13%, 8/15/04                              DEM   1,410          756,354
Viatel, Inc.
  11.15%, 4/15/08 (a)(c)                              500          295,380
  12.40%, 4/15/08 (a)(c)                              700          237,976
                                                                 1,289,710


5


PORTFOLIO OF INVESTMENTS (CONTINUED)     ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________
                                                 PRINCIPAL
                                                   AMOUNT
                                                    (000)     U.S. $ VALUE
--------------------------------------------------------------------------
GOVERNMENT OBLIGATION-6.3%
Republic of Germany
  6.00%, 7/04/07 (b)                          DEM   7,000     $  4,184,083

Total German Securities
  (cost $5,446,172)                                              5,473,793

HONG KONG-1.3%
CORPORATE DEBT OBLIGATION-1.3%
DAO Heng Bank
  7.75%, 1/24/07 (a)
  (cost $824,718)                             US$   1,000          881,250

ITALY-5.8%
GOVERNMENT OBLIGATIONS-5.8%
Republic of Italy
  6.25%, 3/01/02 (b)                          ITL   2,000,000    1,185,285
  6.25%, 5/15/02 (b)                                3,000,000    1,781,653
  8.25%, 7/01/01 (b)                                1,500,000      932,654

Total Italian Securities
  (cost $3,838,949)                                              3,899,592

MEXICO-4.8%
CORPORATE DEBT OBLIGATION-1.5%
Petroleos Mexicanos
  9.25%, 3/30/18 (a)                          US$   1,000          977,500

GOVERNMENT OBLIGATIONS-3.3%
Mexican Treasury Bills
  20.30%, 7/02/98 (b)(d)                      MXP   4,070          464,178
  20.45%,11/19/98 (b)(d)                            7,312          777,428
United Mexican States
  8.75%, 5/30/02                              GBP     600          990,304
                                                              ------------
                                                                 2,231,910

Total Mexican Securities
  (cost $3,261,560)                                              3,209,410

NORWAY-1.4%
GOVERNMENT OBLIGATIONS-1.4%
Kingdom of Norway
  5.75%, 11/30/04 (b)                         NOK   3,000          411,402
  9.00%, 1/31/99 (b)                                3,900          539,687

Total Norwegian Securities
  (cost $993,240)                                                  951,089

PERU-1.4%
CORPORATE DEBT OBLIGATION-1.4%
Republic of Peru FLIRB
  3.25%, 3/07/17 (a)
  (cost $894,530)                             US$   1,500          918,750

POLAND-1.1%
CORPORATE DEBT OBLIGATION-1.1%
Netia Holdings, BV
  Zero coupon, 11/01/07 (d)
  (cost $689,031)                             DEM   2,000          760,742

QUATAR-0.7%
CORPORATE DEBT OBLIGATION-0.7%
Ras Laffan Liquid Natural Gas
  8.29%, 3/15/14 (a)(b)
  (cost $462,945)                             US$     450          469,125

RUSSIA-3.0%
GOVERNMENT OBLIGATIONS-3.0%
Russian Principle Loan FRN
  6.625%, 12/15/20 (e)                        US$   2,000        1,248,000
Russian IAN FRN
  6.719%, 12/15/15                                  1,000          718,750

Total Russian Securities
  (cost $2,068,777)                                              1,966,750


6


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                                 PRINCIPAL
                                                   AMOUNT
                                                    (000)     U.S. $ VALUE
--------------------------------------------------------------------------
SOUTH AFRICA-1.5%
CORPORATE DEBT OBLIGATIONS-1.5%
Development Bank of
  South Africa
  18.59%, 12/31/27 (d)
  (cost $304,189)                             ZAR  50,000      $   296,736
European Bank for Reconstruction &
  Development
  Zero coupon, 12/31/29 (c)                        50,000          316,518
International Bank for Reconstruction &
  Development
  Zero coupon, 2/17/26 (c)                         50,000          435,213

Total South African Securities
  (cost $1,138,853)                                              1,048,467

SOUTH KOREA-1.2%
GOVERNMENT OBLIGATION-1.2%
Republic of Korea
  8.88%, 4/15/08
  (cost $794,602)                             US$     800          788,800

SWEDEN-9.1%
GOVERNMENT OBLIGATIONS-9.1%
Government of Sweden
  5.50%, 4/12/02 (b)                          SEK  14,500        1,902,052
  8.00%, 8/15/07 (b)                                6,500          998,572
  10.25%, 5/05/03 (b)                              20,000        3,156,491

Total Swedish Securities
  (cost $6,091,982)                                              6,057,115

UNITED KINGDOM-5.9%
CORPORATE DEBT OBLIGATIONS-3.2%
Ineos Plc.
  8.63%, 4/30/05                              DEM     700          395,976
IPC Magazines Group Plc.
  Zero coupon, 3/15/08 (a)                    GBP   1,200        1,186,639
Royal Bank of Scotland
  8.38%, 1/29/07                                      300          551,172
                                                              ------------
                                                                 2,133,787

GOVERNMENT OBLIGATION-2.7%
U. K. Treasury Gilts
  9.00%, 10/13/08                             GBP     850        1,769,212

Total United Kingdom Securities
  (cost $3,870,130)                                              3,902,999

UNITED STATES-30.2%
CORPORATE DEBT OBLIGATIONS-8.2%
Comcast Cable Communications
  8.88%, 5/01/17                              US$   1,500        1,756,380
InterAmericas Communication
  14.00%, 10/27/07 (a)(b)                             500          511,250
Iridium LLC Capital Corp.
  14.00%, 7/15/05 (a)(b)                              500          570,000
OpTel Inc., Series B
  13.00%, 2/15/05 (b)(f)                              500          561,250
Providian Capital I
  9.53%, 2/01/27 (a)(b)                               400          445,131
Riggs Capital, Trust II
  8.88%, 3/15/27 (a)(b)                               500          538,778
RSL Communications Plc.
  10.00%, 3/15/08 (a)(g)                      DEM   1,000          344,145
Time Warner, Inc.
  7.25%, 10/15/17                             US$     750          761,669
                                                              ------------
                                                                 5,488,603

PREFERRED STOCKS-3.1%
Nextel
  Series E
  11.13%, 2/15/10 (a)(h)                                        11,067,500
Tokai Capital Co. LLC
  9.98%, 12/29/49 (a)                              1,000           987,909
                                                              ------------
                                                                 2,055,409

TIME DEPOSIT-10.4%
Rabobank
  5.44%, 5/01/98                              US$   6,900        6,900,000


7


PORTFOLIO OF INVESTMENTS (CONTINUED)     ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)      U.S. $ VALUE
--------------------------------------------------------------------------
U.S. GOVERNMENT
OBLIGATIONS-8.5%
U.S. Treasury Bonds
  13.75%, 8/15/04                             US$   3,000      $ 4,253,436
U.S. Treasury Notes
  6.50%, 5/31/02                                    1,400        1,441,562
                                                              ------------
                                                                 5,694,998

Total United States Securities
  (cost $19,903,794)                                            20,139,010

TOTAL INVESTMENTS-96.5%
  (cost $64,316,255)                                           $64,403,063
Other assets less liabilities-3.5%                               2,325,227

NET ASSETS-100%                                                $66,728,290


(a) Securities are exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt fom registration, normally to qualified institutional buyers. At April 30, 1998 these securities amounted to $14,228,707 or 21.32% of net assets.

(b) Securities, or a portion thereof, with an aggregate market value of $25,211,341 have been segregated to collateralize forward exchange currency contracts.

(c) Unit consists of 1 senior discount note and 2.77 junior subordinate debentures.

(d)  Annualized yield to maturity at purchase date.

(e)  Coupon consists of 3.3125% cash payments and 3.3125% paid-in kind Russian
IAN.

(f)  Consists of $500,000 senior notes and 500 shares of common stock.

(g) Coupon increases periodically based upon predetermined schedule. Stated interest rate in effect at April 30, 1998.

(h)  PIK preferred quarterly stock payments.

     Glossary of terms:
     FLIRB - Front Loaded Interest Reduction Bond.
     FRN   - Floating Rate Note.

     See notes to financial statements


8


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)               ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $64,316,255)           $64,403,063
  Receivable for investment securities sold                         12,020,327
  Receivable for capital stock sold                                  2,221,668
  Interest receivable                                                1,208,416
  Receivable from adviser                                                6,615
  Deferred organization expenses                                        82,001
  Total assets                                                      79,942,090

LIABILITIES
  Due to custodian                                                     967,368
  Payable for investment securities purchased                       11,710,513
  Dividend payable                                                     151,151
  Unrealized depreciation of forward exchange currency contracts       135,179
  Payable for capital stock sold                                       126,081
  Distribution fee payable                                              37,729
  Accrued expenses and other liabilities                                85,779
  Total liabilities                                                 13,213,800

NET ASSETS                                                         $66,728,290

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                 $5,849
  Additional paid-in capital                                        66,058,799
  Distributions in excess of net investment income                    (568,751)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            1,299,956
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                        (67,563)
                                                                   $66,728,290

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($21,877,148/
    1,916,825 shares of capital stock issued and outstanding)           $11.41
  Sales Charge--4.25% of public offering price                             .51
  Maximum offering price                                                $11.92

  CLASS B SHARES
  Net asset value and offering price per share ($35,839,731/
    3,142,148 shares of   capital stock issued and outstanding)         $11.41

  CLASS C SHARES
  Net asset value and offering price per share ($8,017,205/
    702,758 shares of capital stock issued and outstanding)             $11.41

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    $994,206/87,089 shares of capital stock issued and
    outstanding)                                                        $11.42


See notes to financial statements.


9


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $2,052,406

EXPENSES
  Advisory fee                                     $175,105
  Distribution fee - Class A                         23,946
  Distribution fee - Class B                        126,581
  Distribution fee - Class C                         24,462
  Custodian                                          79,135
  Administration                                     72,500
  Audit and legal                                    49,574
  Registration                                       33,942
  Transfer agency                                    19,886
  Amortization of organization expenses              14,842
  Directors' fees                                    10,694
  Printing                                           10,052
  Miscellaneous                                       2,816
  Total expenses                                    643,535
  Less: expenses waived and assumed by Adviser
    (see Note B)                                     (94,969)
  Net expenses                                                         548,566
  Net investment income                                              1,503,840

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                         791,204
  Net realized gain on foreign currency transactions                   509,895
  Net change in unrealized depreciation of:
    Investment transactions                                            500,166
    Foreign currency denominated assets and liabilities                 94,115
  Net gain on investments                                            1,895,380

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,399,220


See notes to financial statements.


10


STATEMENT OF CHANGES
IN NET ASSETS                            ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                          SIX MONTHS ENDED        YEAR ENDED
                                           APRIL 30, 1998         OCTOBER 31,
                                            (UNAUDITED)              1997
                                         -----------------       ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                       1,503,840          $ 1,111,926
  Net realized gain on investments and
    foreign currency transactions             1,301,099            1,785,344
  Net change in unrealized appreciation
    (depreciation) of investments and
    foreign currency denominated assets
    and liabilities.                            594,281             (827,989)
  Net increase in net assets from
    operations                                3,399,220            2,069,281

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
  Class A                                      (766,166)            (382,874)
  Class B                                    (1,131,670)            (581,432)
  Class C                                      (220,029)            (147,620)
  Advisor Class                                 (24,905)                  -0-
  Distributions in excess of net
    investment income
    Class A                                          -0-            (142,461)
    Class B                                          -0-            (253,949)
    Class C                                          -0-             (64,814)
  Net realized gain on investments
    Class A                                    (429,062)             (22,494)
    Class B                                    (663,991)             (23,190)
    Class C                                    (138,457)             (10,520)

CAPITAL STOCK TRANSACTIONS
  Net increase                               30,506,158           31,913,077
  Total increase                             30,531,098           32,353,004

NET ASSETS
  Beginning of year                          36,197,192            3,844,188
  End of period (including undistributed
    net investment income of $70,179 at
    October 31, 1997)                       $66,728,290          $36,197,192


See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)               ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Strategic Income Trust, Inc. (the "Fund") was incorporated in the State of Maryland on October 25, 1995 as a non-diversified, open-end management investment company. Prior to commencement of operations on January 9, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10,000 shares of Class A shares for the aggregate amount of $100,000 on December 18, 1995. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual reports could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked price as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities market whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized gains or losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) of foreign currency


12


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

denominated assets and liabilities represents net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $151,270 have been deferred and are being amortized on a straight-line basis through January 2001.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as an adjustment to interest income.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.90%, 2.60%, 2.60% and
1.60 of the average daily net assets for the Class A, Class B, Class C and Advisor Class shares respectively.

For the six months ended April 30, 1998, the Adviser waived part of its advisory fees. Such waiver amounted to $22,469. Pursuant to the Advisory Agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 1998, the Adviser agreed to waive fees for certain legal and accounting services in the amount of $72,500.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $18,199 for the six months ended April 30, 1998.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $5,708 from the sale of Class A shares and $41,002, and $1,949 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 1998.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net


13


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                              ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

assets attributable to the Class A shares and up to 1% of the average daily net assets attributable to both Class B and Class C shares.

There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,770,422 and $242,386 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $67,550,713 and $47,790,920, respectively, for the six months ended April 30, 1998. There were purchases of $7,757,719 and sales of $5,648,047 of U.S. government and government agency obligations for the six months ended April 30, 1998.

At April 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $781,302 and gross unrealized depreciation of investments was $694,494, resulting in net unrealized appreciation of $86,808 (excluding foreign currency transactions).

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At April 30, 1998, the Fund had outstanding forward exchange currency contracts, as follows:

                                            U.S. $
                             CONTRACT     VALUE ON      U.S. $    UNREALIZED
                              AMOUNT     ORIGINATION    CURRENT   APPRECIATION
                              (000)         DATE         VALUE   (DEPRECIATION)
                             --------   ------------   --------  --------------
FORWARD EXCHANGE CURRENCY
BUY CONTRACTS
Australian Dollars,
  settling 7/23/98             2,112    $1,394,947   $1,379,581      $(15,366)
British Pounds,
  settling 5/18/98             1,946     3,245,889    3,253,772         7,883


14


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                            U.S. $
                             CONTRACT     VALUE ON      U.S. $    UNREALIZED
                              AMOUNT     ORIGINATION    CURRENT   APPRECIATION
                              (000)         DATE         VALUE   (DEPRECIATION)
                             --------   ------------   --------  --------------
FORWARD EXCHANGE CURRENCY
BUY CONTRACTS
Deutsche Marks,
  settling 6/17/98-8/20/98     5,617    $3,117,442   $3,143,839     $  26,397
Spanish Pesetas,
  settling 7/14/98            29,754       195,528      195,786           258
Swiss Francs,
  settling 5/13/98             1,971     1,327,355    1,314,101       (13,254)

FORWARD EXCHANGE CURRENCY
SALE CONTRACTS
Australian Dollars,
  settling 7/23/98             2,972     1,974,904    1,941,277        33,627
British Pounds,
  settling 5/18/98             5,057     8,290,220    8,452,678      (162,458)
Danish Krone,
  settling 6/02/98            15,854     2,317,371    2,320,240        (2,869)
Deutsche Marks,
  settling 6/17/98-8/20/98    14,949     8,371,876    8,381,565        (9,689)
French Francs,
  settling 7/15/98            10,023     1,650,472    1,674,422       (23,950)
Italian Lira,
  settling 6/26/98         6,770,865     3,762,349    3,824,769       (62,420)
Japanese Yen,
  settling 6/17/98           285,460     2,217,141    2,169,411        47,730
New Zealand Dollars,
  settling 6/17/98               539       295,312      298,166        (2,854)
Spanish Pesetas,
  settling 7/14/98            29,754       193,734      195,786        (2,052)
Swedish Krona,
  settling 5/13/98            47,092     6,092,834    6,091,100         1,734
Swiss Francs,
  settling 5/13/98             1,971     1,356,204    1,314,100        42,104
                                                                    $(135,179)


2. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


15


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                              ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price. There were no transactions in written options for the six months ended April 30, 1998.


NOTE E: CAPITAL STOCK
There are 12,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                        AMOUNT
                      -------------------------  ------------------------------
                   SIX MONTHS ENDED YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                    APRIL 30, 1998  OCTOBER 31,  APRIL 30, 1998   OCTOBER 31,
                      (UNAUDITED)      1997       (UNAUDITED)        1997
                      -----------  ------------  --------------  --------------
CLASS A
Shares sold              798,154     1,031,467    $  9,076,326    $ 11,857,018
Shares issued in
  reinvestment of
  dividends and
  distributions           72,390        23,531         813,504         268,816
Shares converted
  from Class B             2,271         3,566          25,911          40,424
Shares redeemed          (86,624)     (139,876)       (988,034)     (1,591,569)
Net increase             786,191       918,688    $  8,927,707    $ 10,574,689

CLASS B
Shares sold            1,691,160     1,904,244    $ 19,182,054    $ 21,544,554
Shares issued in
  reinvestment of
  dividends and
  distributions           71,187        26,698         799,190         304,645
Shares converted
  to Class A              (2,271)       (3,566)        (25,911)        (40.424)
Shares redeemed         (263,520)     (355,663)     (2,997,610)     (4,010,478)
Net increase           1,496,556     1,571,713    $ 16,957,723    $ 17,798,297

CLASS C
Shares sold              377,909       425,583    $  4,301,752    $  4,822,709
Shares issued in
  reinvestment of
  dividends and
  distributions           11,783         5,283         132,172          60,139
Shares redeemed          (69,902)     (117,161)       (789,946)     (1,342,757)
Net increase             319,790       313,705    $  3,643,978    $  3,540,091


16


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

                                SHARES                        AMOUNT
                      -------------------------  ------------------------------
                    DECEMBER 22, 1997*         DECEMBER 22, 1997*
                          TO                           TO
                     APRIL 30, 1998              APRIL 30, 1998
                      (UNAUDITED)                 (UNAUDITED)
                      -----------                --------------
ADVISOR CLASS
Shares sold               85,946                  $    963,614
Shares issued in
  reinvestment of
  dividends                1,201                        13,803
Shares redeemed              (58)                         (667)
Net increase              87,089                  $    976,750


*    Commencement of distribution.


17


FINANCIAL HIGHLIGHTS                     ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS A
                                          -------------------------------------------
                                        SIX MONTHS ENDED               JANUARY 9, 1996(A)
                                         APRIL 30, 1998   YEAR ENDED          TO
                                          (UNAUDITED)    OCT. 31, 1997   OCT. 31, 1996
                                          -----------     -----------     -----------
Net asset value, beginning of period        $11.46          $10.83          $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                   .38             .74             .69
Net realized and unrealized gain on
  investments and foreign
  currency transactions                        .48            1.02             .95
Net increase in net asset
  value from operations                        .86            1.76            1.64

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.55)           (.75)           (.81)
Distributions in excess of net
  investment income                             -0-           (.28)             -0-
Distributions from net realized
  gains on investments                        (.36)           (.10)             -0-
Total dividends and distributions             (.91)          (1.13)           (.81)
Net asset value, end of period              $11.41          $11.46          $10.83

TOTAL RETURN
Total investment return based on net
  asset value(d)                              7.88%          16.83%          17.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                          $21,877         $12,954          $2,295
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements     1.90%(e)        1.90%           1.90%(e)
  Expenses, before waivers/reimbursements     2.00%(e)        4.06%          19.20%(e)
  Net investment income                       6.91%(e)        6.56%           8.36%(e)
Portfolio turnover rate                        247%            417%            282%


See footnote summary on page 21.


18


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS B
                                          -------------------------------------------
                                        SIX MONTHS ENDED               MARCH 21, 1996(F)
                                         APRIL 30, 1998   YEAR ENDED          TO
                                          (UNAUDITED)    OCT. 31, 1997   OCT. 31, 1996
                                          -----------     -----------     -----------
Net asset value, beginning of period        $11.46          $10.83          $9.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                   .34             .66            .41
Net realized and unrealized gain on
  investments and foreign
  currency transactions                        .48            1.03           1.01
Net increase in net asset value from
  operations                                   .82            1.69           1.42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.51)           (.67)          (.56)
Distributions in excess of net
  investment income                             -0-           (.29)            -0-
Distributions from net realized
  gains on investments                        (.36)            (.10)           -0-
Total dividends and distributions             (.87)           (1.06)         (.56)
Net asset value, end of period              $11.41           $11.46        $10.83

TOTAL RETURN
Total investment return based on net
   asset value(d)                             7.55%           16.12%        14.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                          $35,840          $18,855          $800
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements     2.60%(e)         2.60%         2.60%(e)
  Expenses, before waivers/reimbursements     2.69%(e)         4.76%        19.57%(e)
  Net investment income                       6.17%(e)         5.86%         7.26%(e)
Portfolio turnover rate                        247%             417%          282%


See footnote summary on page 21.


19


FINANCIAL HIGHLIGHTS (CONTINUED)         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CLASS C
                                          -------------------------------------------
                                        SIX MONTHS ENDED               MARCH 21, 1996(F)
                                         APRIL 30, 1998   YEAR ENDED          TO
                                          (UNAUDITED)    OCT. 31, 1997   OCT. 31, 1996
                                          -----------     -----------     -----------
Net asset value, beginning of period        $11.46          $10.83          $ 9.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                   .33             .66             .39
Net realized and unrealized gain on
  investments and foreign currency
  transactions                                 .49            1.03            1.03
Net increase in net asset value
  from operations                              .82            1.69            1.42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.51)           (.67)           (.56)
Distributions in excess of net
  investment income                             -0-           (.29)             -0-
Distributions from net realized gains
  on investments                              (.36)           (.10)             -0-
Total dividends and distributions             (.87)          (1.06)           (.56)
Net asset value, end of period              $11.41          $11.46          $10.83

TOTAL RETURN
Total investment return based on net
  asset value(d)                              7.55%          16.12%          14.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $8,017          $4,388            $750
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements     2.60%(e)        2.60%           2.60%(e)
  Expenses, before waivers/reimbursements     2.71%(e)        4.77%          19.49%(e)
  Net investment income                       6.18%(e)        5.86%           7.03%(e)
Portfolio turnover rate                        247%            417%            282%


See footnote summary on page 21.


20


                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        ADVISOR CLASS
                                                     --------------------
                                                     DECEMBER 22, 1997(F)
                                                             TO
                                                        APRIL 30, 1998
                                                         (UNAUDITED)
                                                     --------------------
Net asset value, beginning of period                        $11.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                   .44
Net realized and unrealized gain on investments
  and foreign currency transactions                            .28
Net increase in net asset value from operations                .72

LESS: DIVIDENDS
Dividends from net investment income                          (.39)
Net asset value, end of period                              $11.42

TOTAL RETURN
Total investment return based on net asset value(d)           6.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $994
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                     1.60%(e)
  Expenses, before waivers/reimbursements                     1.65%(e)
  Net investment income                                       7.57%(e)
Portfolio turnover rate                                        247%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


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                                         ALLIANCE GLOBAL STRATEGIC INCOME TRUST
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DOUGLAS J. PEEBLES, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019


(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


23